UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-23219
Investment Company Act file number:

USQ Core Real Estate Fund
 (Exact name of registrant as specified in charter)

235 Whitehorse Lane, Suite 200
Kennett Square, Pennsylvania 19348
(Address of principal executive offices) (Zip code)

 Union Square Capital Partners, LLC
235 Whitehorse Lane, Suite 200
Kennett Square, PA 19348
(Name and address of agent for service)

Registrant's telephone number, including area code: (484) 731-3101

Date of fiscal year end: March 31

Date of reporting period: September 27, 2017 – June 30, 2018

Item 1. Proxy Voting Record.

The Fund has not voted any proxies during the period covered by this report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) USQ Core Real Estate Fund

By (Signature and Title) /s/ Keith Downing
Keith Downing
Chief Operating Officer and Treasurer

Date July 9, 2018